Property and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, consisted of the following:

	Estimated Life	March 31, 2020	March 31, 2020
Furniture and Fixtures	5 years	$112,519	$112,519
Vehicles	5 years	97,991	-
Less: Accumulated depreciation		(25,286)	(7,501)
Total		$185,224	$105,018

Depreciation expense amounted to $17,785 and $0 for the six months ended September 30, 2020 and 2019, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, consisted of the following:

	Estimated Life	March 31, 2020	March 31, 2019
Furniture and Fixtures	5 years	$112,519	$-
Less: Accumulated depreciation		(7,501)	-
Total		$105,018	$-

Depreciation expense amounted to $7,501 and $0 for the years ended March 31, 2020 and 2019, respectively.